Shareholder Report, Average Annual Return (Details) 74200012800_Franklin New York Tax-Free Income Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	3.94%	1.01%	1.81%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	2.43%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	4.65%	1.47%	2.29%